LOANS HELD-FOR-INVESTMENT (Activity) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Loans Held-for-Investment [Roll Forward]
Beginning balance, principal balance	$ 300,135
Loan fundings, Principal Balance	409,558
Gross sale price	(20,373)
Principal repayments received	(63,592)
Capitalized interest	539	$ 8,546
Ending balance, principal balance	626,267	300,135
Beginning balance, deferred fees/other items	(6,047)
Loan fundings, Deferred Fees/Other items	(5)
Sale of loans, Deferred Fees/Other Items	754
Deferred fees and other items	(3,688)
Accretion and amortization of fees and other items	1,631
Allowance for credit losses	(27,684)	0		$ (19,779)
Ending balance, deferred fees/other items	(35,039)	(6,047)
Beginning balance, loan fees receivable	7,542
Loan fundings, Loan Fees Receivable	5
Deferred fees and other items, loan fees receivable	(380)
Ending balance, loan fees receivable	7,167	7,542
Beginning Balance, Net Book Value	301,630	89,762
Loan fundings, Net Book Value	409,558
Sale of loans, Principal Balance	(19,619)
Principal repayments received	(63,592)
Capitalized interest	539	8,546
Deferred fees and other items, net book value	(4,068)
Accretion and amortization of fees and other items	1,631
Less: Allowance for credit losses	(27,684)	0		$ (19,779)
Ending balance, net book value	598,395	301,630	$ 89,762
Fixed rate debt
Loans Held-for-Investment [Roll Forward]
Repayments of debt	40,100
Total CRE loans-held-for-investment and related receivables, net
Loans Held-for-Investment [Roll Forward]
Beginning balance, principal balance	297,357	89,679	0
Loan fundings, Principal Balance		216,318	89,295
Principal repayments received		(17,186)
Capitalized interest		8,546	384
Ending balance, principal balance		297,357	89,679
Beginning balance, deferred fees/other items	(6,019)	(6,540)	0
Loan fundings		(389)	(6,623)
Deferred fees and other items		(1,531)	(185)
Accretion and amortization of fees and other items		2,441	268
Ending balance, deferred fees/other items		(6,019)	(6,540)
Beginning balance, loan fees receivable	7,542	6,623	0
Loan fundings		1,085	6,623
Deferred fees and other items, loan fees receivable		(166)
Ending balance, loan fees receivable		7,542	6,623
Beginning Balance, Net Book Value	298,880	89,762
Beginning balance, principal balance			0
Loan fundings, Net Book Value		216,318	89,295
Loan fundings, net book value		217,014	89,295
Principal repayments received		(17,186)
Capitalized interest		8,546	384
Deferred fees and other items, net book value		(1,697)	(185)
Accretion and amortization of fees and other items		2,441	268
Ending balance, net book value		298,880	89,762
Ending balance, net book value	$ 232,007	$ 298,880	$ 89,762